Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 54.2% of Net Assets
	Aerospace & Defense — 1.1%
254	AAR Corp.(a)	$15,077
618	Boeing Co.(a)	115,455
49	L3Harris Technologies, Inc.	8,791
43	Lockheed Martin Corp.	19,550
102	Moog, Inc., Class A	11,837
154	RTX Corp.	12,534
		183,244
	Air Freight & Logistics — 0.4%
344	Expeditors International of Washington, Inc.	37,582
35	FedEx Corp.	8,403
198	GXO Logistics, Inc.(a)	10,001
99	United Parcel Service, Inc., Class B	13,984
		69,970
	Automobile Components — 0.6%
46	Aptiv PLC(a)	4,011
843	BorgWarner, Inc.	31,107
686	Dana, Inc.	7,875
593	Magna International, Inc.	28,517
598	Mobileye Global, Inc., Class A(a)	21,331
168	Phinia, Inc.	4,348
91	Visteon Corp.(a)	10,477
		107,666
	Automobiles — 1.0%
1,975	General Motors Co.	55,695
552	Tesla, Inc.(a)	110,864
96	Thor Industries, Inc.	8,441
		175,000
	Banks — 2.7%
416	Ameris Bancorp	15,517
1,747	Banc of California, Inc.	19,584
2,336	Bank of America Corp.	61,530
1,128	Citigroup, Inc.	44,545
161	Citizens Financial Group, Inc.	3,772
304	East West Bancorp, Inc.	16,300
26	First Citizens BancShares, Inc., Class A	35,899
752	First Financial Bancorp	13,912
1,982	FNB Corp.	21,188
1,277	Fulton Financial Corp.	16,588
432	International Bancshares Corp.	18,934
381	JPMorgan Chase & Co.	52,982
114	PNC Financial Services Group, Inc.	13,050
192	Regions Financial Corp.	2,790
1,304	Truist Financial Corp.	36,981
194	U.S. Bancorp	6,185
397	Webster Financial Corp.	15,074
1,561	Wells Fargo & Co.	62,081
		456,912
	Beverages — 0.9%
76	Boston Beer Co., Inc., Class A(a)	25,380
251	Coca-Cola Co.	14,179
213	Keurig Dr Pepper, Inc.	6,460
1,784	Monster Beverage Corp.(a)	91,162
48	PepsiCo, Inc.	7,838
		145,019
	Biotechnology — 1.2%
76	AbbVie, Inc.	10,730
315	Alnylam Pharmaceuticals, Inc.(a)	47,817
19	Biogen, Inc.(a)	4,513
361	CRISPR Therapeutics AG(a)	14,054
Shares	Description	Value (†)
	Biotechnology — continued
314	Cytokinetics, Inc.(a)	$10,946
118	Gilead Sciences, Inc.	9,268
214	Halozyme Therapeutics, Inc.(a)	7,248
89	Incyte Corp.(a)	4,800
118	Neurocrine Biosciences, Inc.(a)	13,091
80	Regeneron Pharmaceuticals, Inc.(a)	62,391
36	United Therapeutics Corp.(a)	8,023
14	Vertex Pharmaceuticals, Inc.(a)	5,069
		197,950
	Broadline Retail — 2.1%
287	Alibaba Group Holding Ltd., ADR(a)	23,689
2,270	Amazon.com, Inc.(a)	302,115
762	eBay, Inc.	29,893
		355,697
	Building Products — 0.9%
109	Builders FirstSource, Inc.(a)	11,829
81	Carlisle Cos., Inc.	20,581
116	Carrier Global Corp.	5,529
513	Fortune Brands Innovations, Inc.	28,625
42	Lennox International, Inc.	15,563
713	Masco Corp.	37,140
162	Owens Corning	18,366
136	Trex Co., Inc.(a)	7,644
		145,277
	Capital Markets — 3.3%
1,091	Bank of New York Mellon Corp.	46,368
51	BlackRock, Inc.	31,226
49	Cboe Global Markets, Inc.	8,031
1,084	Charles Schwab Corp.	56,411
83	CME Group, Inc.	17,717
87	FactSet Research Systems, Inc.	37,574
151	Goldman Sachs Group, Inc.	45,845
703	Intercontinental Exchange, Inc.	75,530
347	Janus Henderson Group PLC	8,005
1,079	KKR & Co., Inc.	59,777
66	Moody's Corp.	20,328
110	Morgan Stanley	7,790
72	MSCI, Inc.	33,952
36	Northern Trust Corp.	2,373
56	S&P Global, Inc.	19,561
543	SEI Investments Co.	29,137
709	State Street Corp.	45,823
37	T. Rowe Price Group, Inc.	3,349
66	Virtus Investment Partners, Inc.	12,159
		560,956
	Chemicals — 0.8%
17	Air Products & Chemicals, Inc.	4,801
215	Celanese Corp.	24,620
544	Corteva, Inc.	26,188
58	DuPont de Nemours, Inc.	4,227
35	Ecolab, Inc.	5,871
184	HB Fuller Co.	12,172
131	Innospec, Inc.	12,838
64	Linde PLC	24,458
160	Minerals Technologies, Inc.	8,650
23	Sherwin-Williams Co.	5,479
90	Stepan Co.	6,732
		136,036
	Commercial Services & Supplies — 0.1%
94	MSA Safety, Inc.	14,841

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
186	Vestis Corp.(a)	$2,844
30	Waste Management, Inc.	4,930
		22,615
	Communications Equipment — 0.3%
224	Ciena Corp.(a)	9,453
476	Cisco Systems, Inc.	24,814
65	F5, Inc.(a)	9,853
24	Motorola Solutions, Inc.	6,683
		50,803
	Construction & Engineering — 0.1%
329	AECOM	25,185
	Construction Materials — 0.2%
34	Martin Marietta Materials, Inc.	13,904
79	Vulcan Materials Co.	15,523
		29,427
	Consumer Finance — 1.1%
1,876	Ally Financial, Inc.	45,380
398	American Express Co.	58,120
710	Capital One Financial Corp.	71,916
122	Synchrony Financial	3,422
		178,838
	Consumer Staples Distribution & Retail — 1.0%
185	BJ's Wholesale Club Holdings, Inc.(a)	12,602
43	Casey's General Stores, Inc.	11,692
37	Costco Wholesale Corp.	20,440
1,775	Kroger Co.	80,532
309	Sprouts Farmers Market, Inc.(a)	12,984
40	Target Corp.	4,432
178	Walmart, Inc.	29,087
		171,769
	Containers & Packaging — 0.2%
40	Ball Corp.	1,926
189	Crown Holdings, Inc.	15,233
312	Sonoco Products Co.	16,165
		33,324
	Distributors — 0.0%
45	Genuine Parts Co.	5,799
	Diversified Consumer Services — 0.2%
111	Grand Canyon Education, Inc.(a)	13,134
228	Service Corp. International	12,408
		25,542
	Diversified REITs — 0.1%
739	American Assets Trust, Inc.	13,117
27	Digital Realty Trust, Inc.	3,358
		16,475
	Diversified Telecommunication Services — 0.3%
1,083	AT&T, Inc.	16,678
181	Iridium Communications, Inc.	6,706
754	Verizon Communications, Inc.	26,488
		49,872
	Electric Utilities — 0.3%
228	American Electric Power Co., Inc.	17,223
265	Eversource Energy	14,254
148	Exelon Corp.	5,763
169	FirstEnergy Corp.	6,017
124	IDACORP, Inc.	11,744
		55,001
	Electrical Equipment — 0.5%
121	Eaton Corp. PLC	25,157
Shares	Description	Value (†)
	Electrical Equipment — continued
160	Emerson Electric Co.	$14,235
75	Hubbell, Inc.	20,257
281	nVent Electric PLC	13,525
103	Regal Rexnord Corp.	12,196
27	Rockwell Automation, Inc.	7,096
		92,466
	Electronic Equipment, Instruments & Components — 0.8%
143	Advanced Energy Industries, Inc.	12,478
78	Amphenol Corp., Class A	6,283
307	Avnet, Inc.	14,223
241	Cognex Corp.	8,674
60	Corning, Inc.	1,606
208	Jabil, Inc.	25,542
761	Knowles Corp.(a)	9,885
47	Littelfuse, Inc.	10,183
250	TE Connectivity Ltd.	29,463
17	Teledyne Technologies, Inc.(a)	6,368
18	Zebra Technologies Corp., Class A(a)	3,770
		128,475
	Energy Equipment & Services — 0.2%
403	ChampionX Corp.	12,412
885	NOV, Inc.	17,665
118	Schlumberger NV	6,568
		36,645
	Entertainment — 1.5%
75	Electronic Arts, Inc.	9,284
250	Netflix, Inc.(a)	102,923
64	Take-Two Interactive Software, Inc.(a)	8,560
1,277	Walt Disney Co.(a)	104,190
3,539	Warner Bros Discovery, Inc.(a)	35,178
		260,135
	Financial Services — 1.9%
418	Block, Inc.(a)	16,824
474	Fiserv, Inc.(a)	53,917
309	Global Payments, Inc.	32,822
27	Jack Henry & Associates, Inc.	3,807
30	Mastercard, Inc., Class A	11,291
1,255	MGIC Investment Corp.	21,134
517	PayPal Holdings, Inc.(a)	26,781
526	Visa, Inc., Class A	123,663
295	Voya Financial, Inc.	19,697
65	WEX, Inc.(a)	10,821
		320,757
	Food Products — 0.6%
158	Campbell Soup Co.	6,385
252	Conagra Brands, Inc.	6,895
175	Darling Ingredients, Inc.(a)	7,751
129	General Mills, Inc.	8,416
44	Hershey Co.	8,243
251	Hormel Foods Corp.	8,170
124	Ingredion, Inc.	11,604
49	J.M. Smucker Co.	5,578
175	Kellanova	8,832
167	Kraft Heinz Co.	5,254
118	McCormick & Co., Inc.	7,540
311	Mondelez International, Inc., Class A	20,591
43	WK Kellogg Co.(a)	431
		105,690
	Gas Utilities — 0.2%
100	Atmos Energy Corp.	10,766

Shares	Description	Value (†)
	Gas Utilities — continued
343	New Jersey Resources Corp.	$13,919
142	ONE Gas, Inc.	8,577
		33,262
	Ground Transportation — 0.4%
415	CSX Corp.	12,388
32	J.B. Hunt Transport Services, Inc.	5,500
61	Norfolk Southern Corp.	11,638
90	Ryder System, Inc.	8,779
35	Saia, Inc.(a)	12,547
41	Union Pacific Corp.	8,512
150	XPO, Inc.(a)	11,371
		70,735
	Health Care Equipment & Supplies — 1.0%
151	Abbott Laboratories	14,277
16	Align Technology, Inc.(a)	2,953
644	Baxter International, Inc.	20,885
59	Becton Dickinson & Co.	14,914
16	Cooper Cos., Inc.	4,988
74	Edwards Lifesciences Corp.(a)	4,715
36	GE HealthCare Technologies, Inc.	2,397
132	Globus Medical, Inc., Class A(a)	6,034
102	Haemonetics Corp.(a)	8,694
126	Intuitive Surgical, Inc.(a)	33,040
158	LeMaitre Vascular, Inc.	7,676
213	Medtronic PLC	15,029
49	Penumbra, Inc.(a)	9,366
39	Shockwave Medical, Inc.(a)	8,044
29	Stryker Corp.	7,836
		160,848
	Health Care Providers & Services — 1.4%
196	Acadia Healthcare Co., Inc.(a)	14,408
93	Cardinal Health, Inc.	8,463
399	Centene Corp.(a)	27,523
32	Chemed Corp.	18,005
60	Cigna Group	18,552
521	CVS Health Corp.	35,954
20	Elevance Health, Inc.	9,002
123	Encompass Health Corp.	7,695
110	HCA Healthcare, Inc.	24,875
91	Henry Schein, Inc.(a)	5,913
10	Humana, Inc.	5,237
28	Laboratory Corp. of America Holdings	5,593
15	McKesson Corp.	6,830
343	Select Medical Holdings Corp.	7,796
179	Tenet Healthcare Corp.(a)	9,612
46	UnitedHealth Group, Inc.	24,636
		230,094
	Health Care REITs — 0.1%
876	Physicians Realty Trust	9,513
	Health Care Technology — 0.4%
1,328	Doximity, Inc., Class A(a)	27,131
202	Veeva Systems, Inc., Class A(a)	38,928
		66,059
	Hotel & Resort REITs — 0.0%
186	Host Hotels & Resorts, Inc.	2,879
	Hotels, Restaurants & Leisure — 1.4%
373	Aramark	10,045
10	Booking Holdings, Inc.(a)	27,896
4	Chipotle Mexican Grill, Inc.(a)	7,769
147	Hilton Worldwide Holdings, Inc.	22,275
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
137	Marriott Vacations Worldwide Corp.	$12,311
89	McDonald's Corp.	23,333
195	Norwegian Cruise Line Holdings Ltd.(a)	2,652
621	Starbucks Corp.	57,281
311	Travel & Leisure Co.	10,583
51	Wingstop, Inc.	9,321
586	Yum China Holdings, Inc.	30,800
242	Yum! Brands, Inc.	29,248
		243,514
	Household Durables — 0.4%
55	DR Horton, Inc.	5,742
304	KB Home	13,437
120	Meritage Homes Corp.	13,683
165	PulteGroup, Inc.	12,142
391	Taylor Morrison Home Corp.(a)	14,983
		59,987
	Household Products — 0.5%
141	Church & Dwight Co., Inc.	12,822
72	Colgate-Palmolive Co.	5,409
457	Energizer Holdings, Inc.	14,432
304	Procter & Gamble Co.	45,609
		78,272
	Independent Power & Renewable Electricity Producers — 0.0%
435	AES Corp.	6,482
	Industrial Conglomerates — 0.3%
49	3M Co.	4,457
249	General Electric Co.	27,049
140	Honeywell International, Inc.	25,656
		57,162
	Industrial REITs — 0.2%
91	Prologis, Inc.	9,168
439	Rexford Industrial Realty, Inc.	18,983
		28,151
	Insurance — 1.8%
41	Allstate Corp.	5,253
954	American International Group, Inc.	58,490
130	Arch Capital Group Ltd.(a)	11,269
78	Arthur J Gallagher & Co.	18,368
43	Assurant, Inc.	6,403
60	Chubb Ltd.	12,877
219	First American Financial Corp.	11,265
135	Hanover Insurance Group, Inc.	15,823
136	Hartford Financial Services Group, Inc.	9,989
57	Marsh & McLennan Cos., Inc.	10,810
101	Prudential Financial, Inc.	9,236
264	Reinsurance Group of America, Inc.	39,460
194	Selective Insurance Group, Inc.	20,197
102	Travelers Cos., Inc.	17,079
269	Willis Towers Watson PLC	63,455
		309,974
	Interactive Media & Services — 3.0%
903	Alphabet, Inc., Class A(a)	112,044
1,308	Alphabet, Inc., Class C(a)	163,892
658	Meta Platforms, Inc., Class A(a)	198,236
425	Pinterest, Inc., Class A(a)	12,699
365	Yelp, Inc.(a)	15,399
364	ZoomInfo Technologies, Inc.(a)	4,718
		506,988

Shares	Description	Value (†)
	IT Services — 0.5%
71	Accenture PLC, Class A	$21,093
193	Cognizant Technology Solutions Corp., Class A	12,443
125	International Business Machines Corp.	18,080
573	Shopify, Inc., Class A(a)	27,040
19	VeriSign, Inc.(a)	3,794
		82,450
	Leisure Products — 0.1%
663	Mattel, Inc.(a)	12,650
155	YETI Holdings, Inc.(a)	6,591
		19,241
	Life Sciences Tools & Services — 0.7%
42	Agilent Technologies, Inc.	4,341
98	Danaher Corp.	18,818
252	Illumina, Inc.(a)	27,574
269	IQVIA Holdings, Inc.(a)	48,643
70	Repligen Corp.(a)	9,419
23	Thermo Fisher Scientific, Inc.	10,230
10	West Pharmaceutical Services, Inc.	3,183
		122,208
	Machinery — 1.1%
96	AGCO Corp.	11,007
31	Caterpillar, Inc.	7,007
55	Chart Industries, Inc.(a)	6,393
14	Cummins, Inc.	3,028
46	Deere & Co.	16,807
79	Dover Corp.	10,266
121	Fortive Corp.	7,899
309	Graco, Inc.	22,974
26	Illinois Tool Works, Inc.	5,827
217	ITT, Inc.	20,257
127	Oshkosh Corp.	11,142
58	Parker-Hannifin Corp.	21,397
150	SPX Technologies, Inc.(a)	12,018
210	Terex Corp.	9,618
185	Toro Co.	14,955
		180,595
	Media — 1.0%
144	Charter Communications, Inc., Class A(a)	58,003
1,249	Comcast Corp., Class A	51,571
425	Interpublic Group of Cos., Inc.	12,070
284	Liberty Broadband Corp., Class C(a)	23,660
230	New York Times Co., Class A	9,272
176	Omnicom Group, Inc.	13,184
219	Paramount Global, Class B	2,383
		170,143
	Metals & Mining — 0.3%
568	Alcoa Corp.	14,563
717	Cleveland-Cliffs, Inc.(a)	12,031
209	Commercial Metals Co.	8,839
76	Newmont Corp.	2,848
66	Reliance Steel & Aluminum Co.	16,789
		55,070
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
718	Invesco Mortgage Capital, Inc.	4,904
619	KKR Real Estate Finance Trust, Inc.	6,462
		11,366
	Multi-Utilities — 0.1%
147	Consolidated Edison, Inc.	12,905
Shares	Description	Value (†)
	Multi-Utilities — continued
57	DTE Energy Co.	$5,494
35	WEC Energy Group, Inc.	2,848
		21,247
	Office REITs — 0.4%
1,485	Brandywine Realty Trust	5,554
775	COPT Defense Properties	17,670
526	Douglas Emmett, Inc.	5,896
718	Easterly Government Properties, Inc.	7,726
831	Highwoods Properties, Inc.	14,867
583	Kilroy Realty Corp.	16,662
		68,375
	Oil, Gas & Consumable Fuels — 2.3%
1,051	Antero Midstream Corp.	12,969
288	Antero Resources Corp.(a)	8,479
1,129	APA Corp.	44,844
93	Chevron Corp.	13,553
495	CNX Resources Corp.(a)	10,751
646	ConocoPhillips	76,745
495	EOG Resources, Inc.	62,494
203	Exxon Mobil Corp.	21,488
47	Hess Corp.	6,787
211	HF Sinclair Corp.	11,685
707	Kinder Morgan, Inc.	11,453
127	ONEOK, Inc.	8,280
336	Ovintiv, Inc.	16,128
410	Phillips 66	46,769
367	Range Resources Corp.	13,153
1,390	Southwestern Energy Co.(a)	9,911
52	Valero Energy Corp.	6,604
256	Williams Cos., Inc.	8,806
		390,899
	Passenger Airlines — 0.1%
209	Alaska Air Group, Inc.(a)	6,611
312	Delta Air Lines, Inc.	9,750
		16,361
	Personal Care Products — 0.0%
22	Estee Lauder Cos., Inc., Class A	2,835
	Pharmaceuticals — 1.3%
184	Bristol-Myers Squibb Co.	9,481
37	Eli Lilly & Co.	20,495
91	Jazz Pharmaceuticals PLC(a)	11,559
262	Johnson & Johnson	38,865
197	Merck & Co., Inc.	20,232
222	Novartis AG, ADR	20,775
447	Novo Nordisk AS, ADR	43,167
207	Perrigo Co. PLC	5,721
328	Pfizer, Inc.	10,024
666	Roche Holding AG, ADR	21,532
44	Sandoz Group AG, ADR(a)	1,136
94	Zoetis, Inc.	14,758
		217,745
	Professional Services — 0.4%
30	Automatic Data Processing, Inc.	6,547
47	Ceridian HCM Holding, Inc.(a)	3,008
125	Equifax, Inc.	21,196
128	Exponent, Inc.	9,381
177	Korn Ferry	8,057
65	Leidos Holdings, Inc.	6,443

Shares	Description	Value (†)
	Professional Services — continued
36	Paychex, Inc.	$3,998
69	Paylocity Holding Corp.(a)	12,379
		71,009
	Real Estate Management & Development — 0.4%
761	CBRE Group, Inc., Class A(a)	52,768
89	Jones Lang LaSalle, Inc.(a)	11,385
		64,153
	Residential REITs — 0.1%
45	AvalonBay Communities, Inc.	7,458
71	Camden Property Trust	6,027
		13,485
	Retail REITs — 0.3%
1,280	Brixmor Property Group, Inc.	26,611
425	NNN REIT, Inc.	15,440
38	Simon Property Group, Inc.	4,176
		46,227
	Semiconductors & Semiconductor Equipment — 2.5%
171	Advanced Micro Devices, Inc.(a)	16,844
103	Analog Devices, Inc.	16,205
569	ARM Holdings PLC, ADR(a)	28,046
36	Broadcom, Inc.	30,289
20	First Solar, Inc.(a)	2,849
619	Intel Corp.	22,594
185	Lattice Semiconductor Corp.(a)	10,288
92	Micron Technology, Inc.	6,152
500	NVIDIA Corp.	203,900
64	Qorvo, Inc.(a)	5,595
379	QUALCOMM, Inc.	41,307
67	Silicon Laboratories, Inc.(a)	6,176
120	Synaptics, Inc.(a)	10,039
113	Texas Instruments, Inc.	16,047
74	Universal Display Corp.	10,299
		426,630
	Software — 4.8%
57	Adobe, Inc.(a)	30,328
51	ANSYS, Inc.(a)	14,191
362	Autodesk, Inc.(a)	71,542
33	Cadence Design Systems, Inc.(a)	7,915
263	Dynatrace, Inc.(a)	11,759
36	Intuit, Inc.	17,818
102	Manhattan Associates, Inc.(a)	19,888
809	Microsoft Corp.	273,531
1,200	Oracle Corp.	124,080
21	Palo Alto Networks, Inc.(a)	5,104
92	Qualys, Inc.(a)	14,071
46	Roper Technologies, Inc.	22,474
592	Salesforce, Inc.(a)	118,891
20	ServiceNow, Inc.(a)	11,637
83	SPS Commerce, Inc.(a)	13,308
21	Synopsys, Inc.(a)	9,858
21	Tyler Technologies, Inc.(a)	7,831
219	Workday, Inc., Class A(a)	46,365
		820,591
	Specialized REITs — 0.1%
23	American Tower Corp.	4,099
42	Crown Castle, Inc.	3,905
9	Equinix, Inc.	6,567
200	VICI Properties, Inc.	5,580
125	Weyerhaeuser Co.	3,586
		23,737
Shares	Description	Value (†)
	Specialty Retail — 0.6%
42	Asbury Automotive Group, Inc.(a)	$8,037
85	Boot Barn Holdings, Inc.(a)	5,907
64	Dick's Sporting Goods, Inc.	6,845
66	Five Below, Inc.(a)	11,483
77	Home Depot, Inc.	21,921
41	Lithia Motors, Inc.	9,931
81	Ross Stores, Inc.	9,394
171	TJX Cos., Inc.	15,060
89	Williams-Sonoma, Inc.	13,371
		101,949
	Technology Hardware, Storage & Peripherals — 0.7%
642	Apple, Inc.	109,634
239	Hewlett Packard Enterprise Co.	3,676
156	HP, Inc.	4,108
		117,418
	Textiles, Apparel & Luxury Goods — 0.5%
79	Crocs, Inc.(a)	7,056
34	Deckers Outdoor Corp.(a)	20,300
196	NIKE, Inc., Class B	20,143
123	PVH Corp.	9,145
2,213	Under Armour, Inc., Class A(a)	15,159
1,222	Under Armour, Inc., Class C(a)	7,858
		79,661
	Trading Companies & Distributors — 0.2%
87	GATX Corp.	9,098
55	Watsco, Inc.	19,189
		28,287
	Water Utilities — 0.1%
134	American States Water Co.	10,459
34	American Water Works Co., Inc.	4,000
286	Essential Utilities, Inc.	9,569
		24,028
	Total Common Stocks (Identified Cost $9,271,345)	9,182,175

Principal Amount
Bonds and Notes — 8.6%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,897
	Automotive — 0.2%
17,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,969
6,000	Lear Corp., 4.250%, 5/15/2029	5,364
10,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	8,109
		29,442
	Banking — 1.2%
15,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	13,554
5,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	4,968
6,000	Bank of Nova Scotia, 3.400%, 2/11/2024	5,954
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	14,170
14,000	Citigroup, Inc., 4.600%, 3/09/2026	13,418
14,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	13,494
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,860
16,000	KeyCorp, MTN, 2.550%, 10/01/2029	11,953

Principal Amount	Description	Value (†)
	Banking — continued
$6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	$5,385
12,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	10,534
7,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	6,374
16,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	14,707
15,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	14,436
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,860
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,841
11,000	State Street Corp., 2.400%, 1/24/2030	8,959
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,267
16,000	Truist Bank, 3.200%, 4/01/2024	15,810
19,000	Westpac Banking Corp., 2.350%, 2/19/2025	18,224
		203,768
	Brokerage — 0.1%
14,000	BlackRock, Inc., 2.400%, 4/30/2030	11,487
19,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	11,039
		22,526
	Building Materials — 0.1%
9,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	7,459
19,000	Owens Corning, 3.950%, 8/15/2029	16,847
		24,306
	Chemicals — 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	4,828
	Consumer Products — 0.0%
5,000	Procter & Gamble Co., 3.000%, 3/25/2030	4,351
	Diversified Manufacturing — 0.1%
15,000	Eaton Corp., 4.150%, 3/15/2033	13,197
8,000	Emerson Electric Co., 2.000%, 12/21/2028	6,779
		19,976
	Electric — 0.5%
8,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,863
11,000	Duke Energy Corp., 3.750%, 4/15/2024	10,892
17,000	Entergy Corp., 0.900%, 9/15/2025	15,472
12,000	Exelon Corp., 4.050%, 4/15/2030	10,600
17,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	13,247
9,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	7,789
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,081
17,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	16,120
		83,064
	Environmental — 0.1%
7,000	Republic Services, Inc., 1.450%, 2/15/2031	5,146
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,229
		10,375
	Finance Companies — 0.1%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,502
9,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,690
		15,192
	Food & Beverage — 0.3%
16,000	Coca-Cola Co., 1.450%, 6/01/2027	14,060
14,000	General Mills, Inc., 4.000%, 4/17/2025	13,625
6,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,941
16,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,627
		46,253
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.2%
$10,000	Equinor ASA, 3.625%, 4/06/2040	$7,409
24,000	Federal National Mortgage Association, 6.625%, 11/15/2030	26,025
		33,434
	Health Care REITs — 0.0%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,264
	Health Insurance — 0.2%
16,000	Elevance Health, Inc., 4.101%, 3/01/2028	14,946
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,835
		24,781
	Healthcare — 0.2%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,697
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,874
8,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	7,710
11,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	10,193
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,927
		29,401
	Integrated Energy — 0.2%
19,000	Exxon Mobil Corp., 2.992%, 3/19/2025	18,379
10,000	Shell International Finance BV, 6.375%, 12/15/2038	10,222
		28,601
	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,888
14,000	Manulife Financial Corp., 3.703%, 3/16/2032	11,933
		15,821
	Media Entertainment — 0.1%
8,000	Netflix, Inc., 3.625%, 6/15/2025(b)	7,713
	Metals & Mining — 0.0%
9,000	Nucor Corp., 3.125%, 4/01/2032	7,271
	Mortgage Related — 2.3%
41,335	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	30,365
59,400	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	45,645
59,770	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	47,886
51,976	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	43,312
1,861	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,609
45,132	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	33,248
56,336	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	43,382
42,900	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	34,530
20,503	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	17,144
32,216	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	27,854
570	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	518
22,027	Government National Mortgage Association, 3.000%, 6/20/2052	18,165
9,944	Government National Mortgage Association, 4.000%, 8/20/2053	8,745
7,945	Government National Mortgage Association, 5.000%, 7/20/2053	7,397
38,251	Government National Mortgage Association, 5.500%, 4/20/2053	36,598
		396,398
	Natural Gas — 0.1%
21,000	NiSource, Inc., 0.950%, 8/15/2025	19,187

Principal Amount	Description	Value (†)
	Office REITs — 0.2%
$17,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$16,178
11,000	Boston Properties LP, 2.750%, 10/01/2026	9,726
		25,904
	Oil Field Services — 0.0%
8,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	7,288
	Other REITs — 0.0%
7,000	Prologis LP, 1.250%, 10/15/2030	5,120
	Pharmaceuticals — 0.2%
15,000	AbbVie, Inc., 3.600%, 5/14/2025	14,511
6,000	Biogen, Inc., 2.250%, 5/01/2030	4,712
8,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	7,178
5,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,844
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,112
		33,357
	Property & Casualty Insurance — 0.1%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,293
9,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	7,079
		10,372
	Railroads — 0.1%
17,000	CSX Corp., 2.600%, 11/01/2026	15,570
	Restaurants — 0.1%
18,000	Starbucks Corp., 2.250%, 3/12/2030	14,523
	Retail REITs — 0.0%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,401
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,481
		6,882
	Retailers — 0.2%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,733
20,000	TJX Cos., Inc., 1.150%, 5/15/2028	16,545
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,371
		27,649
	Technology — 0.4%
14,000	Apple, Inc., 2.500%, 2/09/2025	13,515
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,411
9,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	7,501
8,000	Intel Corp., 2.450%, 11/15/2029	6,715
16,000	International Business Machines Corp., 4.000%, 6/20/2042	11,918
10,000	NVIDIA Corp., 2.850%, 4/01/2030	8,547
15,000	Oracle Corp., 2.950%, 5/15/2025	14,356
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	10,941
		74,904
	Treasuries — 1.0%
32,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	14,078
15,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	9,507
39,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	26,522
42,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	29,687
19,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	13,115
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	19,961
64,000	U.S. Treasury Notes, 0.375%, 11/30/2025	58,147
		171,017
Principal Amount	Description	Value (†)
	Utility Other — 0.1%
$13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$9,103
	Wireless — 0.1%
13,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,342
	Wirelines — 0.0%
7,000	AT&T, Inc., 3.650%, 6/01/2051	4,308
	Total Bonds and Notes (Identified Cost $1,647,038)	1,456,188

Shares
Exchange-Traded Funds — 7.2%
18,126	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,320,546)	1,213,173

Mutual Funds — 11.2%
57,622	WCM Focused Emerging Markets Fund, Institutional Class	688,586
61,129	WCM Focused International Growth Fund, Institutional Class	1,207,896
	Total Mutual Funds (Identified Cost $2,341,956)	1,896,482

Affiliated Mutual Funds — 18.0%
67,798	Loomis Sayles Inflation Protected Securities Fund, Class N	621,704
47,564	Loomis Sayles Limited Term Government and Agency Fund, Class N	502,271
88,489	Mirova Global Green Bond Fund, Class N	720,305
118,380	Mirova International Sustainable Equity Fund, Class N	1,206,292
	Total Affiliated Mutual Funds (Identified Cost $3,546,966)	3,050,572

Principal Amount
Short-Term Investments — 4.1%
$692,722	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $692,770 on 11/01/2023 collateralized by $707,600 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $707,020 including accrued interest(d) (Identified Cost $692,722)	692,722
	Total Investments — 103.3% (Identified Cost $18,820,573)	17,491,312
	Other assets less liabilities — (3.3)%	(551,789)
	Net Assets — 100.0%	$16,939,523

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $22,010 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$536,055	$175,782	$45,216	$(4,710)	$(40,207)	$621,704	67,798	$20,325
Loomis Sayles Limited Term Government and Agency Fund, Class N	421,960	135,333	44,962	(1,012)	(9,048)	502,271	47,564	14,081

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$615,246	$174,208	$57,740	$(4,600)	$(6,809)	$720,305	88,489	$—
Mirova International Sustainable Equity Fund, Class N	1,086,659	307,802	37,223	2,485	(153,431)	1,206,292	118,380	1,789
	$2,659,920	$793,125	$185,141	$(7,837)	$(209,495)	$3,050,572	322,231	$36,195

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,182,175	$—	$—	$9,182,175
Bonds and Notes(a)	—	1,456,188	—	1,456,188
Exchange-Traded Funds	1,213,173	—	—	1,213,173
Mutual Funds	1,896,482	—	—	1,896,482
Affiliated Mutual Funds	3,050,572	—	—	3,050,572
Short-Term Investments	—	692,722	—	692,722
Total Investments	$15,342,402	$2,148,910	$—	$17,491,312

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	79.7%
Fixed Income	19.5
Short-Term Investments	4.1
Total Investments	103.3
Other assets less liabilities	(3.3)
Net Assets	100.0%